3. MATERIAL ACCOUNTING POLICIES: Revenue Recognition: Disaggregation of Revenue by product type and geographic location (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Disaggregation of Revenue by product type and geographic location

The table below details the revenue breakdown for our companies by product type and geographical location for the years ended December 31, 2025, and 2024.

	Year Ended ($)	Year Ended ($)
Revenue by Geographical Region	12/31/2025	12/31/2024
Survey Business:
Acquisitions 2025 – Canada	240	-
Acquisitions 2025 – United Kingdom	122,060	-
Acquisitions 2025 – USA	9,983,434	-
Total DaaS Revenue by Geographical Region	10,105,734	-
Software as a Service:
PacePlus, Interactive, all others – USA	2,745,745	1,945,661
WorkAware – Canada	9,325	14,372
TillerStack – Germany	-	3,572
Othership – United Kingdom	51,918	-
Total SaaS Revenue by Geographical Region	2,806,988	1,963,605
Total Revenue	12,912,722	1,963,605